Debt - Summary of Supplier Finance Arrangements (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of debt [line items]
Total	$ 684,755	$ 449,850
HSBC
Schedule of debt [line items]
Total	337,550	233,930
Santander
Schedule of debt [line items]
Total	$ 347,205	$ 215,920